Financial risk review - Schedule of Bank's Liquid Assets Along with Average Information (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Net liquid assets ratio	205.80%	167.50%
Year average
Disclosure of financial assets [line items]
Net liquid assets ratio	177.20%	132.60%
Maximum of the year
Disclosure of financial assets [line items]
Net liquid assets ratio	357.00%	276.90%
Minimun of the year
Disclosure of financial assets [line items]
Net liquid assets ratio	111.50%	81.20%